Critical Accounting Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2023
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Abstract]
CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
In the application of the Company’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised if the revisions affect only that period or in the period of the revisions and future periods if the revisions affect both current and future periods.
a.Estimated useful lives of property, plant and equipment
The costs of property, plant and equipment are charged as depreciation expense over the estimated useful lives of the respective assets using the straight-line method. The Company periodically reviews changes in technology and industry conditions, asset retirement activity and residual values to determine adjustments to estimated remaining useful lives and depreciation rates. Actual economic lives may differ from estimated useful lives. Periodic reviews could result in a change in depreciable lives and therefore depreciation expense in future periods.
b.Net realizable value of inventories
The Company writes down the carrying amount of inventories to the net realizable value if those inventories are damaged, if they have become wholly or partially obsolete, if their selling prices have declined, if they have been acquired for an excessive period or time, or if they are slow-moving. Estimates of net realizable value are based on the most reliable evidence available at the time the estimates are made, of the amount the inventories are expected to realize. These estimates take into consideration including fluctuations of price or cost directly relating to events occurring after the end of the period to the extent that such events confirm conditions existing at the end of the period.
c.Provisions for product warranty
The Company accrues a warranty reserve for the electric scooters sold, which includes the Company’s best estimate of the projected costs to repair or replace items under warranties and recalls when identified. These estimates are based on actual claims incurred to date as well as the forecasted claims based on historical experience and an estimate of the working hours, material costs and hourly wage rates, depending on the types of electric scooters. These estimates are inherently uncertain due to the Company’s relatively short history of sales, and changes to our historical or projected warranty experience may cause material changes to the warranty reserve in the future. Warranty expense is recorded as a component of cost of revenue in the consolidated statements of comprehensive income. Refer to Note 16 for information in relation to provisions for product warranty.
d.Share-based payment arrangements
To determine the fair value of restricted shares granted to executives and employees, the Company estimated the grant date fair value of its common stock using the income approach which incorporated future growth prospects and economic benefits resulting from the execution of the Company’s business strategy and anticipated operational improvements. Since the Company was previously privately-held, the pricing inputs, including but not limited to the discount rate and perpetual growth rate, were estimated based on its peer or similar companies. To determine the fair values of share options granted to directors, executives and employees, the Company estimates the grant date fair values of its share options using the Binomial Model which incorporates probabilities of upward and downward movements of stock price and anticipated exercise behavior of the holders of such options. Since the Company was newly listed and does not have a sufficient length of historical stock price record, some of the pricing inputs, including but not limited to the expected stock price volatility and expected early-exercise multiples, are estimated based on its guideline companies or empirical study results. If the actual changes of inputs in the future differ from expectation, the fair value might vary accordingly. Refer to Note 22 for information in relation to share-based payment arrangements.
e.Fair value measurements of financial liabilities at FVTPL
Some of the Company’s financial liabilities at FVTPL are categorized within Level 3 in the fair value measurements according to IFRS 13 “Fair Value Measurement.” The valuation of earnout liabilities, earn-in liabilities and Private Placement Warrants are performed using Monte Carlo simulations with unobservable inputs including the volatility in connection with the financial instruments. Significant judgment is required to determine the appropriateness of those unobservable inputs. Refer to Note 13 for information in relation to financial liabilities at FVTPL and Note 24 for information in relation to the fair value measurements.